Condensed Financial Information of Registrant - Notes to the Condensed Financial Information of Registrant (Parent Company Only) (Details) - Revolving credit facilities - Bilateral Credit Facilities - Line of Credit - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,200	$ 750
Total drawings	$ 17	$ 430